Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have not granted any options since 2013 (other than in connection with the conversion of outstanding options upon our acquisition of Traverse City State Bank in 2018) and therefore do not currently have any policy regarding the timing of option grants in relation to our disclosure of material nonpublic information.

Award Timing MNPI Considered	true